UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Associate
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		October 5, 2011
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	13
 FORM 13F Information Table Value Total:	$2,264,626

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	   38222105	164,222	15,859,213	SH  N/A	SOLE	15,859,213	0	0
BANK OF AMERICA CORP BAC	COM	   60505104	98,883	16,157,277	SH  N/A	SOLE	16,157,277	0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	309,380	19,960,027	SH  N/A	SOLE	19,960,027	0	0
DR HORTON INC DHI		COM	   23331A109	203,118	22,468,834	SH  N/A	SOLE	22,468,834	0	0
EASTMAN KODAK CO EK		COM	   277461109	20	25,060		SH  N/A	SOLE	25,060		0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	93,801	1,648,809	SH  N/A	SOLE	1,648,809	0	0
HOVNANIAN ENTERPRISES-A HOV	COM	   442487203	66	53,760		SH  N/A	SOLE	53,760		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	231,941	5,575,515	SH  N/A	SOLE	5,575,515	0	0
INTEL CORP INTC			COM	   458140100	286,954	13,449,924	SH  N/A	SOLE	13,449,924	0	0
MICROSOFT CORP MSFT		COM	   594918104	270,680	10,875,059	SH  N/A	SOLE	10,875,059	0	0
PETROLEO BRASILEIRO 	Sponsored ADR      71654V101	243,337	11,744,062	SH  N/A	SOLE	11,744,062	0	0
SK TELECOM CO LTD	Sponsored ADR  	   78440P108	164,921	11,721,487	SH  N/A	SOLE	11,721,487	0	0
ZIMMER HOLDINGS INC ZMH		COM	   98956P102	197,303	3,689,285	SH  N/A	SOLE	3,689,285	0	0



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